Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	[1]	Dec. 31, 2015 MXN ($)	Jan. 01, 2015 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances	$ 73,774			$ 18,140
Cash equivalents (see Note 3.5)	23,170			25,497
Cash and cash equivalents	$ 96,944	$ 4,936		$ 43,637	$ 2,222		$ 29,396	$ 35,497

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3